Average Annual Total Returns		12 Months Ended	27 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	23.18%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	11.89%
Performance Inception Date	Sep. 21, 2022
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	11.89%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.02%	9.21%